Stock-based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

6. Stock-based Compensation

Restricted Stock Units

Restricted stock units (“RSUs”) are issued under the Company’s 2020 Long-Term Incentive Plan (the “2020 Plan”) or as inducement grants issued outside of the 2020 Plan to new employees. RSUs are generally subject to graded vesting and the satisfaction of certain service requirements. RSUs granted by the Company to employees and to non-employee members of the Board of Directors generally vest annually over 1 year after the grant date. Upon vesting, each outstanding RSU will be settled for one share of the Company’s common stock. Employee RSU recipients may elect to net share settle upon vesting, in which case the Company pays the employee’s income taxes due upon vesting and withholds a number of shares of equal value. The Company does not expect to repurchase shares to satisfy RSU vests. The fair value of the RSUs awarded are based upon the Company’s closing stock price at the grant date and are expensed over the requisite service period.

On September 11, 2024, the Company modified all unvested RSUs to reduce the vesting term for employees from 3 years after the grant date to 1 year after the grant date. No incremental expense was recognized as a result of the modification, as the fair value of the RSUs immediately before and after the modification was unchanged.

The following table summarizes the activity of the Company’s RSUs for the nine months ended September 30, 2024:

Summary of RSUs activity
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Unvested units at December 31, 2023	5,527	$74.83
Granted and accepted	71,000	2.77
Vested	(3,997)	71.10
Forfeited	(1,530)	84.55
Unvested units at September 30, 2024	71,000	$2.77

The weighted-average fair value of RSUs granted during both the three and nine months ended September 30, 2024 was $2.77.

There were no RSUs granted during the three months ended September 30, 2023. During the nine months ended September 30, 2023, 4,833 RSUs were granted. The weighted-average fair value of RSUs granted during the nine months ended September 30, 2023 was $47.16.

Stock-based compensation expense related to RSUs was $52,000 and $89,000 for the three months ended September 30, 2024 and 2023, respectively. Stock-based compensation expense related to RSUs was $99,000 and $294,000 for the nine months ended September 30, 2024 and 2023, respectively.

The aggregate fair value of awards that vested during the nine months ended September 30, 2024 and 2023 was $21,000 and $100,000, respectively, which represents the market value of the Company’s common stock on the date that the RSUs vested.

Stock Options

Stock options are available for issuance under the 2020 Plan or as inducement grants issued outside of the 2020 Plan to new employees. Stock options are generally subject to graded vesting and the satisfaction of service requirements. Stock options granted by the Company to employees generally vest annually over 4 years after the grant date and generally vest over 1 year after the grant date for non-employee members of the Board of Directors and expire within ten years of grant. Upon the exercise of a stock option, the Company issues new shares and delivers them to the recipient. The Company does not expect to repurchase shares to satisfy stock option exercises.

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. The risk-free interest rate used for each grant was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected stock price volatility assumption is based upon the Company’s own implied volatility. As the Company has limited stock option exercise information, the expected life assumption used for option grants is based upon the simplified method provided for under the FASB ASC Topic 718, “Compensation — Stock Compensation”. The dividend yield assumption is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The Company did not grant any stock options during the three or nine months ended September 30, 2024 and 2023.

The following table summarizes the activity of the Company’s stock options for the nine months ended September 30, 2024:

Summary of stock options activity
	Number of Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	1,146	$10,120.69
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	(13)	598,313.35
Balance at September 30, 2024	1,133	$3,371.79	$–
Exercisable at September 30, 2024	1,133	$3,371.79	$–

Stock-based compensation expense related to stock options for the nine months ended September 30, 2024 was $6,000. The Company did not have any stock-based compensation expense related to stock options for the three months ended September 30, 2024 and 2023 or the nine months ended September 30, 2023.

Compensation Expense Related to Equity Awards

The following table sets forth total stock-based compensation expense for the three and nine months ended September 30, 2024 and 2023, in thousands:

Schedule of stock-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$25	$51	$14	$163
General and administrative	27	38	85	131
Total stock-based compensation	$52	$89	$99	$294